S000059365 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	75 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.43%
Western Asset Total Return ETF
Prospectus [Line Items]
Average Annual Return, Percent	(0.44%)	(2.37%)	0.26%
Performance Inception Date			Oct. 03, 2018
Western Asset Total Return ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.41%)	(3.88%)	(1.36%)
Performance Inception Date			Oct. 03, 2018
Western Asset Total Return ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.25%)	(2.29%)	(0.35%)
Performance Inception Date			Oct. 03, 2018